DONALD R. REYNOLDS

dreynolds@wyrick.com

June 21, 2013

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, DC 20549

Attention:	Ms. Maryse Mills-Apenteng, Special Counsel Ms. Christine Davis, Assistant Chief Accountant Ms. Joyce Sweeney, Staff Accountant Mr. Edwin Kim, Staff Attorney

RE:	Benefitfocus, Inc. Confidential Draft Registration Statement on Form S-1 Submitted Confidentially May 10, 2013 CIK No. 0001576169

Ladies and Gentlemen:

On behalf of our client Benefitfocus, Inc. (the “Company”), we are hereby submitting Amendment No. 1 (the “Amendment”) to the Company’s above-referenced draft Registration Statement on Form S-1 (the “Registration Statement”), which we confidentially submitted to the Securities and Exchange Commission (the “Commission”) on May 10, 2013 pursuant to Title I, Section 106 of the Jumpstart Our Business Startups Act (the “JOBS Act”). For your convenience, we are also providing you via overnight delivery five courtesy copies of this letter and of the Amendment, marked to show changes from the initial submission of the Registration Statement.

The Amendment reflects the Company’s responses to the comments received on June 6, 2013 from the staff of the Commission (the “Staff”). For ease of review, we have set forth below in italics each of the numbered comments of the Staff’s letter and the Company’s responses thereto. Page references in our response are to the Amendment.

U.S. Securities and Exchange Commission

June 21, 2013

General

1.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

Thank you for processing the Company’s amendments without price ranges. The Company acknowledges that the price range will affect disclosure in several sections of the filing and we will provide that information to you so that you have sufficient time to comment.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Please be supplementally advised that there are no written communications, as defined in Rule 405 under the Securities Act of 1933 (the “Securities Act”), that the Company, or anyone authorized to do so on its behalf, have presented or intend to present to potential investors in reliance on Section 5(d) of the Securities Act. Similarly, please be supplementally advised that there are no research reports about the Company that have been or are intended to be published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the JOBS Act by any broker or dealer that is participating or will participate in this offering.

Prospectus Cover Page

3.	Your prospectus cover page is in an improper electronic format and we are unable to perform key word searches of the disclosure contained within. Please revise to comply with Rule 301 of Regulation S-T and Section 2.1 of Volume II of the EDGAR Filer Manual.

The Company revised the prospectus cover page to comply with Rule 301 of Regulation S-T and Section 2.1 of Volume II of the EDGAR Filer Manual such that the Staff can perform key word searches of the disclosure contained therein.

U.S. Securities and Exchange Commission

June 21, 2013

Inside Front Cover Pages

4.	Your second graphics page includes a graph representing the number of Benefitfocus platform members since 2007. Please provide us the actual membership figures your graph represents and support for such figures on a supplemental basis. In addition, clarify in your response whether the number of members for each year is cumulative and whether it is limited to active or current members.

The Company supplementally advises the Staff that the total number of members on the Benefitfocus platform for each date indicated on the graph is as follows:

Date	Total Members

December 31, 2007	6,114,512
December 31, 2008	9,134,647
December 31, 2009	9,919,609
December 31, 2010	13,959,488
December 31, 2011	15,497,006
December 31, 2012	18,241,503
April 1, 2013	20,621,049

The Company derives the total number of members on the Benefitfocus platform through internal reports it generates regarding the number of consumers using its products. The Company confirms that the number of members for each year includes (and is limited to) all active members in the given year.

5.	Your third page of graphics titled “Benefitfocus Technology” is illegible. Please provide us with a clear, color copy of this page and clarify whether these pages are representative of interfaces currently used by your customers or end-users.

The Company is supplementally providing the Staff, under separate cover contemporaneously herewith, five clear, color copies of the graphics titled “Benefitfocus Technology.” All of these graphics are representative of interfaces the Company’s customers or end-users currently use.

Prospectus Summary, page 1

6.	Please revise to disclose the basis of your disclosure on page 1 that you are a “leading provider of cloud-based benefits solutions for consumers, employers, insurance carriers and brokers.” Your revised disclosure should provide sufficient specificity as to the criteria on which you base your conclusion that you are a leading provider, such as sales or market share information. We note from your website that you have recently issued press releases stating that you are the “country’s largest benefits technology company.” See, e.g., “Benefitfocus Launches HR InTouch Marketplace for Large Employers,” April 25, 2013. Please provide us with support for your claims.

U.S. Securities and Exchange Commission

June 21, 2013

The Company acknowledges the Staff’s comment and respectfully submits that determination of “leading” status in the statement that the Company is “a [emphasis added] leading provider of cloud-based benefits solutions for consumers, employers, insurance carriers and brokers” is based on objective, third-party reports. The Company is supplementally providing the Staff, under separate cover contemporaneously herewith, highlighted copies of such reports. The Company respectfully submits that, particularly given it is only claiming to be “a” and not “the” leader, it is unlikely that potential investors could be confused or misled by the statement, and referencing specific data in support of this statement in the Registration Statement would not meaningfully enhance disclosure to investors and would be somewhat unusual compared to similarly situated issuers.

7.	Please revise here, in your graphics, and elsewhere as appropriate, to clarify the definition of members, consumers, and customers. For example, on the second page of your graphics, you indicate that you have more than 20 million members, but it is unclear whether you mean employees of your employer clients and/or the insured of your carrier clients. These terms appear to be used interchangeably throughout your prospectus. Further, on page 2, you reference “individual customers, or members,” but elsewhere the term “customer” refers to just the subscription paying employers and insurance carriers.

In response to the Staff’s comment, the Company has revised the Registration Statement to clarify the definition of “customers,” “consumers,” and “members.” See, for example, the clarifying disclosure on the inside cover and page 1 of the Amendment. The Company respectfully advises the Staff that the Company’s “customers” are the employers and insurance carriers who purchase its products and services, and that the Company uses the terms “consumers” and “members” interchangeably throughout the filing. “Consumers” and “members” refer to the insured individuals who receive benefits from the Company’s employer or carrier customers, and those individuals’ dependents. Further, the Company respectfully directs the Staff to page 2 where it has changed the reference to “individual customers, or members,” to read “individual consumers.”

Risk Factors, page 12

8.	Please tell us what consideration you gave to including a risk factor discussing the conflict of interest arising from having Goldman, Sachs & Co., an affiliate of your controlling stockholder, serve as your lead underwriter as described on page 132.

The Company considered including in the Registration Statement a risk factor discussing the conflict of interest arising from having Goldman, Sachs & Co., an affiliate of the Company’s controlling stockholder, serve as its lead underwriter. The Company concluded that having Goldman, Sachs & Co. serve as its lead underwriter does not constitute a significant factor that would make

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June 21, 2013

investing in the Company’s stock speculative or risky. This conclusion was based on the Company’s belief that the role of Deutsche Bank Securities Inc., as a qualified independent underwriter, in due diligence and pricing the Company’s securities mitigates any risk posed by Goldman, Sachs & Co.’s interest in the Company. Notwithstanding the above, in response to the Staff’s comment, the Company has added a risk factor on page 32 discussing the conflict of interest arising from having Goldman, Sachs & Co. serve as its lead underwriter.

9.	Please include a prominently placed risk factor that discusses the fact that investors are relying on a qualified independent underwriter to price the securities and conduct due diligence. Describe the conditions that led to the need to obtain a qualified independent underwriter and disclose the ownership interests of the relevant parties.

The Company has included a prominently placed risk factor on page 32 of the Amendment that discusses the fact that investors are relying on a qualified independent underwriter to price the securities and conduct due diligence. The risk factor also describes the conditions that led to the need to obtain a qualified independent underwriter and discloses the ownership interest of the relevant parties.

10.	In the last risk factor on page 15, you indicate that your carrier agreements generally have duration periods of four to ten years and do not automatically renew. Please revise here and elsewhere as appropriate to clarify whether these agreements are cancellable by carriers, and if so, under what circumstances they may cancel these agreements.

The Company has revised pages 15, 47 and 80 to clarify whether these agreements are cancellable by carriers, and if so, under what circumstances they may cancel these agreements.

11.	In the last risk factor on page 31, please revise to clarify the post-effective ownership of the Goldman Funds.

The Company has revised the disclosure on page 31 to provide the post-effective ownership of the Goldman Funds.

Industry and Market Data, page 35

12.	Please provide us supplemental copies of the reports or other source documentation that you cite in your prospectus summary, business section and on pages 35-36 from which market or other data is extracted. To expedite our review, please clearly mark each source to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Tell us whether any of the reports were commissioned for your use. If so, please file the appropriate consents required by Rule 436 of Regulation C.

U.S. Securities and Exchange Commission

June 21, 2013

The Company is supplementally providing the Staff, under separate cover contemporaneously herewith, copies of the reports and source documentation that are cited in the prospectus summary, business section, and on pages 36 and 37 from which market or other data is extracted. We have marked each source to highlight the applicable portion of the section containing the statistic, and cross-referenced it to the appropriate location in the prospectus. Please note that the Company did not commission these third-party reports or other source documentation.

Use of Proceeds, page 37

13.	To the extent known, please provide more detail regarding the purposes for which the net proceeds in this offering are intended to be used. In this regard, consider disclosing the amount of proceeds that you plan to use to grow your business. This section does not require disclosure of definitive plans and it is acceptable to provide a quantitative discussion of preliminary plans. See Item 504 of Regulation S-K and Instruction 7 to Item 504. We note on pages 4-5 and 77-78 you describe your growth strategy, but do not indicate if they will be funded via offering proceeds. On page 70, you indicate that you plan on $4.5 million to $6.5 million in capital expenditures in the next 12 months, but it is unclear if this represents the additional investment specified in your growth strategy disclosure or if you will rely on offering proceeds to fully implement your growth strategy. Please revise to clarify.

The Company acknowledges the Staff’s comment and has revised pages 7 and 38 to update and provide more detail about some of the purposes for which the Company might use the net proceeds from the offering. While the Company does not have specific plans regarding the use of net proceeds from the offering, it expects, as provided in the Amendment, to use the net proceeds for working capital purposes and other general corporate purposes, including executing its growth strategy, developing new products and services, and funding additional capital expenditures, potential acquisitions, and investments. Since these purposes are not definitive and the amounts and timing of the Company’s actual expenditures depend on several factors, management has discretion in using the net proceeds from the offering and the Company cannot provide estimates for the amount of net proceeds it will use to support any potential purpose described.

Consolidated Selected Financial Data, page 42

14.	We note your disclosure on page 37 that you will use $7 million of net proceeds from this offering to repay the balances outstanding under several promissory notes. Revise to include pro forma earnings per share information giving effect to the number of shares issued in this offering whose proceeds will be used to repay a portion of your outstanding borrowings. Please ensure that the footnotes to your pro forma disclosures clearly support your calculations of both the numerator and denominator used in your pro forma calculations. We refer you to SAB Topic 3.A by analogy and Rule 11-01(a)(8) and Rule 11-02(b)(7) of Regulation S-X.

U.S. Securities and Exchange Commission

June 21, 2013

Please note that since filing the Registration Statement, the Company has determined that it is unsure whether it will use any proceeds of the offering to repay debt. Therefore, the Company has revised the Registration Statement to remove references to the Company using a portion of the proceeds from the offering to repay outstanding debt. As a result, we respectfully submit that the Company will not need to make the revisions requested by this comment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 46

Overview, page 46

15.	While your discussion under “Components of Operating Results” addresses your expectations regarding individual line items, it does not provide a sense of your consideration of these potentially offsetting impacts on the company’s aggregate profitability. In light of your losses in prior periods and your plans to continue expanding capacity and grow your business, please revise to provide a discussion of your expectations and considerations of how your growth strategy and operational changes will affect your overall profitability, including whether you anticipate generating a profit in the next fiscal year and the basis for that belief. Please refer to Item 303(a)(3) of Regulation S-K and Section III.A of SEC Release 33-8350.

The Company has revised the overview of “Management’s Discussion and Analysis of Financial Condition and Results of Operations” on page 48 in response to this comment.

Key Financial and Operating Performance Metrics, page 47

16.	On pages 15 and 16 you indicate the importance of retaining your existing customers and of your renewal rates but your renewal rates are not disclosed. We note your discussion of the metric “software services revenue retention rate.” This metric appears to take into account increasing revenues from existing customers derived by selling additional solutions to them or expanding their member base, which makes it difficult to discern the number of existing customers that fail to renew or no longer continue to use your solutions. Accordingly, please tell us whether your renewal rate, in addition to the software services revenue retention rate, is a key metric used by management to evaluate your results of operations.

The Company respectfully advises the Staff that it does not consider its renewal rate to be a key metric used by management to evaluate its results of operations. As noted in the risk factor entitled “If we are unable to retain our existing customers, our revenue and results of operations would be adversely

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affected,” beginning on page 15, the Company considers the number of customers that renew contracts to be part of the factors upon which growth depends. That disclosure goes on to mention customers’ spending levels, renewal terms, and purchases of additional functionality or products as additional factors impacting growth. All of these factors are captured by the key metric of software services revenue retention rate, which management does use to evaluate its results of operations, because of the importance of revenue to the business. Management believes that the individual components of the software services revenue retention rate, such as renewal rate, could prove misleading, particularly in instances where revenue contribution across the Company’s customers changes. For example, if the Company had 100 customers in 2012, retaining 99 of them as customers in 2013 would yield a 99% renewal rate and indicate that the business is performing well. However, if the one customer that left had represented 5% of 2012 revenue, the software services revenue retention rate would drop to 95%. Additionally, if the revenue contribution across the remaining 99 customers (which previously had represented 95% of the revenue) collectively dropped by 10% of prior year total revenue, revenue retention would drop to 85%, compared to the 99% renewal rate if the Company had been simply calculating renewal on a customer-by-customer basis.

17.	Please tell us why you have not provided the software services revenue retention rate by customer segment considering your large employer segment is generally based on agreements that are renewable on an annual basis while your carrier segment customers generally have long term agreements.

The Company respectfully advises the Staff that it has not provided the software services revenue retention rate by customer segment because management does not consider it to be a key metric used by management to evaluate its results of operations. The Company believes that its focus on Company-wide software services revenue retention rate captures more material and relevant information. Reasons for this include the fact that the products and services the Company sells to both segments are similar and based on the same underlying software code and platform. Furthermore, the Company believes that its focus on overall metrics allow it to better manage the business, for example by selling more products and services to existing customers, which can not only increase revenue but also increase margins.

18.	Please advise us whether bookings or total value of long term agreements is a key metric for management.

The Company respectfully advises the Staff that it does not consider either bookings or total value of long-term agreements as a key metric for management. The Company’s largest source of revenue, software services fees, varies based on the number of individual consumers, or members, covered by the relevant benefits plans at contracted rates for a specified period of time. Because the number of covered members can vary significantly for any number of reasons, such as hiring or lay-offs by an employer customer, the Company cannot, as of the date it enters into a contract with a customer, estimate the total revenue to be generated from that contract. Therefore, bookings or total value of long-term agreements does not represent a meaningful metric for management.

U.S. Securities and Exchange Commission

June 21, 2013

Critical Accounting Policies and Significant Judgments and Estimates

Revenue Recognition and Deferred Revenue, page 60

19.	You disclose that professional services fees are recognized ratably over the longer of the contract term or the estimated expected life of the customer relationship. Please revise to quantify the estimated expected life, explain how you derive the estimate, and describe any differences between the expected life by customer type.

In response to the Staff’s comment, the Company has revised page 65 to quantify the estimated expected life and explain how it derives the estimate. The Company supplementally advises the Staff that the ten year estimated customer relationship period applies to both its carrier and employer contracts. Due to the similarities in the nature of and demand for its carrier and employer services, the Company has concluded that there is no significant discernible difference between the customer relationship period by customer type.

Goodwill, page 61

20.	Please tell us more about the qualitative analysis performed as of October 31, 2012, including the specific qualitative factors considered. Tell us whether you performed a step one analysis subsequent to your qualitative assessment and if so, describe the results. Additionally, tell us what consideration was given to more clearly disclosing the steps and analyses actually performed as of the most recent assessment. Please refer Section V of SEC Interpretive Release No. 33-8350.

The Company advises the Staff that it considered the following qualitative factors in its October 31, 2012 goodwill impairment analysis:

•	macroeconomic conditions, including uncertainty in the near term economic outlook caused by the potential impact of tax increases and federal government spending cuts;

•	industry and market considerations, primarily of companies in the software-as-a-service market, which experienced significant revenue growth and commanded higher valuations in acquisitions;

•

overall financial performance of the reporting unit on which the goodwill impairment analysis was performed (“Reporting Unit”), primarily the growth in customer base and recurring revenues in excess of forecasts, noting, however, that the improvement in overall financial performance was observed over a period of only one year and therefore could not be solely relied on as an indicator of future performance; and

•	the most recent Reporting Unit valuation, performed as part of the Company’s October 31, 2011 annual goodwill impairment assessment, which valuation resulted in the recognition of goodwill impairment.

U.S. Securities and Exchange Commission

June 21, 2013

Because the above factors were mixed, the Company determined that it was unable to conclude, based on the qualitative factors considered, that it was not more likely than not that the fair value of the reporting unit was less than the carrying amount. As a result, the Company concluded that it was necessary to use the two-step impairment test, prescribed by FASB Accounting Standards Codification Subtopic 350-20, “Intangibles – Goodwill and Other – Goodwill”, to identify potential goodwill impairment and measure the amount of a goodwill impairment loss to be recognized (if any).

The Company performed Step 1 of the goodwill impairment test, and determined that the fair value of the Reporting Unit exceeded its carrying value by 263% as of October 31, 2012. Therefore, the Company concluded that goodwill of the Reporting Unit was not impaired, and the second step of the impairment test was not necessary.

The Company carefully considered more clearly disclosing the steps and analyses actually performed as of the most recent assessment, as described in Section V of SEC Interpretive Release No. 33-8350, and as a result included on pages 66 and F-11 disclosure regarding the following:

•

accounting policies, including but not limited to the annual assessment date, whether the optional qualitative assessment was performed, and how reporting units are identified, have been sufficiently addressed in the following sections of the registration statement, taken as a whole: Management’s Discussion and Analysis of Financial Condition and Results of Operations (page 66) and Notes to Consolidated Financial Statements – Summary of Significant Accounting Policies (page F-11); and

•

how the fair value of the Reporting Unit was estimated (primarily using a discounted cash flow analysis), including the significant assumptions and estimates used in the Management’s Discussion and Analysis of Financial Condition and Results of Operations (page 66).

Stock-Based Compensation, page 61

21.	Please tell us when you determine your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

U.S. Securities and Exchange Commission

June 21, 2013

Please be supplementally advised that although the Company has for several years communicated periodically with underwriters, it first initiated discussions with underwriters about this offering in late 2012 and the underwriters first communicated an estimated equity value of the Company in November 2012. When the Company determines its proposed IPO price, it will disclose that price in an amendment to the registration statement.

22.	When your estimated IPO price is known and included in your registration statement, please reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO offering range.

The Company acknowledges the Staff’s comment and when the estimated IPO price is known and included in the registration statement, the Company will reconcile and explain the difference, if any, between the fair value of the underlying stock as of the most recent valuation date and the midpoint of the IPO offering range.

23.	For any options granted or other share-based issuances or modifications subsequent to the most recent balance sheet date presented in the registration statement, if material, please revise your disclosure to include the expected impact the additional grants will have on your financial statements.

The Company has revised the disclosure on pages 72 and 73 to include the expected impact on its financial statements of options granted subsequent to the most recent balance sheet date. Please be supplementally advised that, other than those disclosed in the Amendment, the Company has not made any other share-based issuances or modifications subsequent to that balance sheet date.

24.	We note the tabular presentation on page 65 summarizes by grant date stock options granted from January 1, 2012 through the date of this prospectus with the most recent grant being the October 1, 2012 grant. However, on page F-32 you disclose that 142,000 stock options were granted subsequent to December 31, 2012. Please revise your presentation to include similar details for grants through the date of the prospectus. You should also revise your disclosures to discuss the significant factors considered, assumptions made, and methodologies used in determining the fair value of the underlying stock and discuss the significant factors contributing to the difference in the fair value determined between the October grant and the subsequent grant. Please continue to provide us with updates to the requested information and provide updated disclosure for all equity related transactions subsequent to this request through the effective date of the registration statement.

In response to the Staff’s comments, the Company has revised the tabular presentation on page 69 to include grants after December 31, 2012 through the date of the filing of the Amendment, and has also revised the discussion of significant factors considered, assumptions made, and methodologies used in

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determining the fair value of the underlying stock that follows this table. The Company has also added a discussion of significant factors contributing to the increase in fair value of the underlying stock between the October grant and the subsequent grants. The Company will continue to update these disclosures for any equity related transactions that occur through the effective date of the registration statement.

Liquidity and Capital Resources, page 68

25.	Please revise to disclose the material terms of your $6 million master credit facility. Also, please file your credit agreement in its entirety as an exhibit to your registration statement pursuant to Item 601(b)(10) of Regulation S-K.

The Company has revised the disclosure on page 74 to provide the material terms of the $6 million master credit facility. Additionally, the Company has included the master credit facility as Exhibit 10.15 to the Amendment.

Business, page 73

The Benefitfocus Solutions, page 75

26.	On page 75 you disclose that employers are shifting to “defined contribution plans,” which may increase the demand for your exchange solutions that provide employees choices for their health care needs. Please revise to explain how defined contribution plans differ from traditional defined benefit health care plans and how your products work with each type of plan.

The Company has revised the disclosure on pages 3 and 83 to explain how defined contribution plans differ from traditional defined benefit health care plans and how its products work with each type of plan.

Customer Case Studies, page 82.

27.	Please revise to provide context for your statistics used to portray the successful implementation of your solutions. For example, please clarify what you mean by “multi-million dollar efficiencies” and provide the time periods of when the statistics were measured.

The Company has revised pages 89 and 90 in response to comment 27 to clarify the context and time periods of the statistics included.

U.S. Securities and Exchange Commission

June 21, 2013

Technology Infrastructure and Operations, page 84

28.	In light of your risk factor on page 24 regarding your reliance on your two third-party data centers, please advise us whether you have any material agreements with the data center providers that are required to be filed under Item 601(b)(10) of Regulation S-K.

The Company respectfully submits that it does not believe that the agreements with its data center provider are material to its financial condition or operating results. The agreements are not exclusive and the Company believes it could obtain similar services from other parties relatively easily and cost-effectively. Furthermore, the agreements between the Company and its data center provider are the type of contracts that ordinarily accompany the kind of business the Company conducts, and for the reasons set forth below, do not fall within any of the categories specified in Item 601(b)(10)(ii)(B).

The Company respectfully advises the Staff that the risk factor regarding its two data center facilities relates not to its reliance on the underlying agreements, but relates to the facilities geographic proximity, presenting a greater risk of outages that could negatively impact its business.

Competition, page 85

29.	Please revise to clarify whether any of the competitors that you list on page 85 offers a cloud-based benefits or exchange solution.

The Company has revised page 92 to clarify whether any of the competitors listed on that page offers a cloud-based benefits or exchange solution.

Government Regulation, page 87

30.	Please revise to clarify how the Patient Protection and Affordable Health Care Act will “affect the business of many of [y]our customers.” In particular, please discuss how the law affects large employers and insurers to provide investors with context regarding the possible impact to your business model.

In response to the Staff’s comment, the Company has revised pages 26, 94 and 95 to clarify how the Patient Protection and Affordable Health Care Act will affect the business of many of its customers, and to discuss how the law might affect large employers and insurers to provide investors with context regarding the possible impact to the Company’s business model.

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June 21, 2013

Management

Audit Committee, page 96

31.	Please advise us whether there are any arrangements to appoint additional board members or audit committee members to comply with the independence standards under Rule 10A-3(b)(1) of the Securities Exchange Act of 1934.

The Company respectfully advises the Staff that at this time there are no arrangements to appoint additional board members or audit committee members. Please be supplementally advised that the Company is actively searching for additional such members, and will comply with the independence standards under Rule 10A-3(b)(1) of the Securities Exchange Act of 1934 (the “Exchange Act”), including the phase-in periods provided by subsection (iv)(A) thereof.

Executive Compensation, page 99

32.	Please revise to clarify whether your board or compensation committee has adopted an annual cash incentive program for 2013. You submitted a description of Benefitfocus.com, Inc.’s Management Incentive Bonus Program on a form basis as Exhibit 10.6, but it is unclear whether it refers to 2012 or 2013 compensation.

The Company has revised the disclosure on page 106 to provide that its board of directors approved the 2013 Management Incentive Bonus Program in January 2013.

33.	Please revise to clarify whether the Goldman board designees’ right to approve any annual base salary increase of more than 5% for Messrs. Jenkins and Holland, as disclosed on page 100 and in Exhibits 10.7 and 10.8, survives the close of the IPO. If so, please advise us whether you will file amended employment agreements on a pre-effective basis.

The Company has revised the disclosure on page 108 to clarify that the Goldman board designees’ right to approve any annual base salary increase of more than 5% for Messrs. Jenkins and Holland survives the close of the IPO. However, the Company supplementally advises the Staff that, following the completion of the offering, the compensation committee of the board of directors intends to engage a compensation consultant to review and analyze the executive compensation program, including the executives’ employment agreements.

Certain Relationships and Related-Party Transactions, page 109

34.	On page 130, you state that certain of your underwriters and their respective affiliates have provided and may provide in the future a variety of financial services activities. Since Goldman, Sachs & Co. is your lead underwriter and an affiliate of your controlling stockholder, please tell us whether you have any transactions with Goldman, Sachs & Co. or their affiliates that would require disclosure under Item 404(a) of Regulation S-K.

U.S. Securities and Exchange Commission

June 21, 2013

The Company does not have any transactions with Goldman, Sachs & Co. or its affiliates that would require disclosure under Item 404(a) of Regulation S-K.

Principal and Selling Shareholders, page 114

35.	Please tell us the purpose of your disclosure in note (5) to the beneficial ownership table that the Goldman Sachs Group, Inc., Goldman, Sachs & Co., Joseph P. DiSabato and Raheel Zia disclaim beneficial ownership of the shares of stock owned directly or indirectly by the Goldman Funds. It is unclear why you provide such disclaimers on behalf of your stockholders.

The Company believes that Joseph P. DiSabato’s and Raheel Zia’s disclaimer of beneficial ownership of the shares of stock owned directly or indirectly by the Goldman Funds is common practice and would match their eventual filings pursuant to Section 13 of the Exchange Act. It is relevant in particular to this offering because of their dual status as members of the Board of Directors of the Company and executives of the Goldman Funds. Specifically, the Company believes that it is important for investors to understand that Mr. DiSabato and Mr. Zia disclaim beneficial ownership of shares of the Company’s stock as part of investors’ evaluation of Mr. DiSabato’s and Mr. Zia’s ability to act in the best interests in the Company.

*  *  *  *  *

In addition to the revisions discussed above, the Amendment includes financial statements and disclosure for the quarter ended March 31, 2013, and updates the dates for which certain other information is given. The Amendment includes certain other smaller revisions and corrections. Concurrently with the submission of the Amendment, the Company is submitting separately a confidential treatment request for Exhibit 10.15.

Benefitfocus respectfully submits that the foregoing discussions and the Amendment are appropriately responsive to the Staff’s comments. If the Staff has any further comments, please direct them to the undersigned.

Sincerely,

/s/ Donald R. Reynolds
Donald R. Reynolds

cc:	Shawn A. Jenkins, President and Chief Executive Officer